Leases (Details 4) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Leases, Future Minimum Payments
2019	¥ 3,596,926
2020	2,553,344
2021	1,452,812
2022	907,116
2023	459,342
2024 and Thereafter	1,044,818
Total	¥ 10,014,358